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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant's telephone number)

Date of fiscal year end:  March 31
Date of reporting period: December 31, 2016

Item 1. Schedule of Investments

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Common Stock - 94.3%
	Shares	Value
AIRLINES - 2.0%
Spirit Airlines, Inc. (a)	38,998	$2,256,424

AUTO COMPONENTS - 2.0%
Motorcar Parts of America, Inc. (a)	83,806	2,256,058

BANKS - 23.9%
Ameris Bancorp	87,700	3,823,720
BNC Bancorp	86,200	2,749,780
Brookline Bancorp, Inc.	156,000	2,558,400
Bryn Mawr Bank Corporation	54,146	2,282,254
Central Pacific Financial Corporation	83,883	2,635,604
CoBiz Financial, Inc.	103,909	1,755,023
Colony Bankcorp, Inc. (a)	55,919	738,131
Dime Community Bancshares, Inc.	96,900	1,947,690
F.N.B. Corporation	117,880	1,889,616
International Bancshares Corporation	60,700	2,476,560
OFG Bancorp (b)	163,300	2,139,230
Pinnacle Financial Partners, Inc.	28,369	1,965,972
		26,961,980
BUILDING PRODUCTS - 1.9%
NCI Building Systems, Inc. (a)	140,244	2,194,819

CAPITAL MARKETS - 1.6%
Hercules Capital, Inc.	128,269	1,809,876

CHEMICALS - 2.4%
Ferro Corporation (a)	188,035	2,694,542

COMMUNICATIONS EQUIPMENT - 2.6%
Bel Fuse, Inc. Class B	96,000	2,966,400

CONSTRUCTION MATERIALS - 1.6%
U.S. Concrete, Inc. (a)(b)	27,860	1,824,830

ELECTRIC UTILITIES - 2.0%
ALLETE, Inc.	35,400	2,272,326

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.5%
DuPont Fabros Technology, Inc.	49,205	2,161,576
Education Realty Trust, Inc.	48,957	2,070,881
EPR Properties	43,410	3,115,536
Physicians Realty Trust	115,622	2,192,193
Select Income Reit	45,722	1,152,194
		10,692,380
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
Natus Medical, Inc. (a)	66,220	2,304,456

INSURANCE - 1.9%
United Insurance Holdings Corporation	142,751	2,161,250

Internet Software & Services - 2.1%
Web.com Group, Inc. (a)	112,600	2,381,490

IT SERVICES - 6.0%
Alliance Data Systems Corporation (a)	2,255	515,267
Cardtronics, Inc. (a)	46,183	2,520,206
EVERTEC Inc	126,500	2,245,375
Luxoft Holding, Inc. (a)	26,281	1,476,992
		6,757,840
LIFE SCIENCES TOOLS & SERVICES - 3.0%
Cambrex Corporation (a)	21,397	1,154,368
VWR Corporation	89,400	2,237,682
		3,392,050

MACHINERY - 1.9%
Greenbrier Companies, Inc. (The) (b)	52,500	2,181,375

MEDIA - 6.9%
Cinemark Holdings, Inc.	48,191	1,848,607
Entravision Communications Corporation, Class A	222,064	1,554,448
National CineMedia, Inc.	147,295	2,169,655
Regal Entertainment Group	106,911	2,202,367
		7,775,077
OIL, GAS & CONSUMABLE FUELS - 1.5%
Diamondback Energy, Inc. (a)	16,670	1,684,670

PHARMACEUTICALS - 2.0%
Phibro Animal Health Corporation	76,800	2,250,240

PROFESSIONAL SERVICES - 2.5%
Kforce, Inc.	119,694	2,764,931

ROAD & RAIL - 2.1%
Swift Transportation Company (a)(b)	95,965	2,337,707

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
Integrated Device Technology, Inc. (a)	107,839	2,540,687
Microsemi Corporation (a)	34,728	1,874,270
		4,414,957

SPECIALTY RETAIL - 2.9%
Asbury Automotive Group, Inc. (a)	35,546	2,193,188
RH (a)(b)	33,500	1,028,450
		3,221,638
TEXTILES & APPAREL & LUXURY GOODS - 2.1%
Deckers Outdoor Corporation (a)	42,000	2,326,380

TRADING COMPANIES & DISTRIBUTORS - 4.0%
Air Lease Corporation	64,000	2,197,120
WESCO International, Inc. (a)	34,300	2,282,665
		4,479,785

TOTAL COMMON STOCK
(Cost $ 76,530,028 )		106,363,481

SHORT TERM INVESTMENTS - 5.8%
	Par Value	Value
Money Market -5.8%
State Street Bank Institutional U.S. Government Money Market Fund	$6,607,608	$6,607,608
(Cost $ 6,607,608)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.1%
(Cost $ 83,137,636)		112,971,089

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 6.4%

Money Market - 6.4%
Western Asset Institutional Cash Reserves - Inst.
(Cost $ 7,170,070)		7,170,070

TOTAL INVESTMENTS - 106.5%		120,141,159
(Cost $ 90,307,706)
OTHER ASSETS & LIABILITIES (NET) - (6.5)%		(7,308,897)
NET ASSETS - 100%		$ 112,832,262

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) At December 31, 2016, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 83,259,459 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$30,147,372
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(435,741)

Net unrealized appreciation / (depreciation)		$29,711,631

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		27.4%
Information Technology		14.6%
Industrials		14.4%
Consumer Discretionary		13.8%
Real Estate		9.5%
Health Care		7.1%
Materials		4.0%
Utilities		2.0%
Energy		1.5%
Cash and Other Assets (Net)		5.7%
		100.0%

Pear Tree Polaris Small Cap Fund FASB 157

DisclosurePortfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016:

		Quoted Prices	Significant Other	Significant	Market Value at
Small Cap		In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2016
		Level 1	Level 2	Level 3	Total
Common Stock *		$95,671,101	$-	$-	$95,671,101
Real Estate Investment Trusts		10,692,380	-	-	10,692,380
Short Term Investments		7,170,070	6,607,608	-	13,777,678
Total		$113,533,551	$6,607,608	$-	$120,141,159

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Small Cap Fund had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2016

Common Stock - 99.7%

	Shares	Value
AEROSPACE & DEFENSE - 0.7%
United Technologies Corporation	6,576	720,861

BEVERAGES - 3.2%
Coca-Cola Company (The)	87,298	3,619,375

CHEMICALS - 1.8%
Monsanto Company	19,677	2,070,217

COMMUNICATIONS EQUIPMENT - 4.4%
QUALCOMM Incorporated	56,617	3,691,429
Schlumberger Limited	15,015	1,260,509
		4,951,938
COMPUTERS & PERIPHERALS - 4.5%
Apple, Inc.	38,969	4,513,389
Teradata Corporation (a)	19,316	524,816
		5,038,205
DISTRIBUTORS - 0.3%
Genuine Parts Company	3,450	329,613

DIVERSIFIED FINANCIAL SERVICES - 3.6%
American Express Company	54,221	4,016,692

ELECTRICAL EQUIPMENT - 2.2%
Emerson Electric Co.	21,550	1,201,413
Honeywell International Inc.	6,172	715,026
Rockwell Automation, Inc.	3,860	518,784
		2,435,223
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Amphenol Corporation	6,340	426,048

FOOD PRODUCTS - 6.0%
Nestle, S.A. (c)	35,391	2,538,950
Unilever N.V. (c)	50,742	2,083,467
Unilever plc (c)	51,110	2,080,177
		6,702,594
FOOD STAPLES & DRUG RETAILING - 3.2%
Costco Wholesale Corporation	6,248	1,000,367
CVS Caremark Corporation	9,235	728,734
PepsiCo, Inc.	13,253	1,386,661
Wal-Mart Stores, Inc.	7,415	512,525
		3,628,287
HEALTH CARE EQUIPMENT & SUPPLIES - 5.6%
Becton, Dickinson and Company	6,181	1,023,265
Intuitive Surgical, Inc. (a)	789	500,360
Medtronic plc	34,718	2,472,963
St. Jude Medical, Inc.	6,946	557,000
Stryker Corporation	11,350	1,359,843
Zimmer Holdings, Inc.	4,116	424,771
		6,338,202
HEALTH CARE PROVIDERS & SERVICES - 5.0%
Anthem, Inc.	2,882	414,345
Cerner Corporation (a)	10,108	478,816
Express Scripts Holding Company (a)	5,632	387,425
Humana Inc.	4,021	820,405
UnitedHealth Group, Inc.	22,144	3,543,926
		5,644,917
HOTELS, RESTAURANTS & LEISURE - 2.1%
Compass Group PLC (b)(c)	50,306	939,716
McDonald's Corporation	11,319	1,377,749
		2,317,465
HOUSEHOLD PRODUCTS - 6.0%
Church & Dwight Co., Inc.	3,823	168,938
Colgate-Palmolive Company	19,975	1,307,164
Procter & Gamble Company (The)	40,644	3,417,348
Reckitt Benckiser Group plc	20,969	1,778,800
		6,672,250
INDUSTRIAL CONGLOMERATES - 3.0%
3M Company	19,049	3,401,580

INTERNET SOFTWARE & SERVICES - 5.7%
Alphabet Inc. (a)	5,557	4,403,644
Alphabet Inc. C (a)	2,513	1,939,584
		6,343,228
IT CONSULTING & SERVICES - 3.8%
Accenture plc	19,769	2,315,543
Cognizant Technology Solutions Corporation (a)	26,497	1,484,627
Paychex, Inc.	8,352	508,470
		4,308,640
MACHINERY - 1.3%
Illinois Tool Works, Inc.	12,146	1,487,399

PHARMACEUTICALS & BIOTECHNOLOGY - 7.8%
Abbott Laboratories	34,830	1,337,820
Eli Lilly and Company	8,512	626,058
Johnson & Johnson	47,910	5,519,711
Novartis AG (c)	6,780	493,855
Pfizer Inc.	22,527	731,677
		8,709,121
RETAILING - 0.4%
TJX Companies, Inc. (The)	6,497	488,119

SEMICONDUCTOR EQUIPMENTS & PRODUCTS - 1.1%
Analog Devices, Inc.	9,286	674,349
Texas Instruments, Inc.	8,478	618,640
		1,292,989
SOFTWARE & SERVICES - 19.2%
Cisco Systems, Inc.	172,311	5,207,239
Dell Technologies Inc. Class V (a)	38,704	2,127,559
Intuit Inc.	5,904	676,657
MasterCard Incorporated	5,453	563,022
Microsoft Corporation	116,442	7,235,706
Oracle Corporation	137,384	5,282,415
SAP AG (b)(c)	5,616	485,391
		21,577,989
TEXTILES & APPAREL - 1.8%
Burberry Group plc (c)	4,897	90,301
LVMH Moët Hennessy-Louis Vuitton S.A. (c)	13,878	527,295
Nike, Inc. B	14,837	754,164
Swatch Group AG (The) (c)	10,501	162,608
V.F. Corporation	10,040	535,634
		2,070,002
TOBACCO - 5.8%
British American Tobacco plc (b)(c)	23,587	2,657,547
Philip Morris International, Inc.	42,305	3,870,485
		6,528,032
TRADING COMPANIES & DISTRIBUTION - 0.3%
W.W. Grainger, Inc.	1,547	359,291

WIRELESS TELECOMMUNICATIONS - 0.5%
NTT DOCOMO, Inc. (b)(c)	23,475	534,056

TOTAL COMMON STOCK		112,012,333
(Cost $100,056,068)

Short Term Investments - 0.3%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	290,017	$290,017
.01%, 01/03/17, (Dated 12/30/16), Collateralized by 290,000 par
U.S. Treasury Note-2.25% due 07/31/2021,
Market Value $296,763.67, Repurchase Proceeds $290,017.76
(Cost $290,017)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.0%
(Cost $100,346,085)		112,302,350

Money Market - 3.6%
Western Asset Institutional Cash Reserves - Inst.
(Cost $4,097,766)	4,097,766	4,097,766

TOTAL INVESTMENTS 103.6%		$116,400,116
(Cost $104,443,851)
OTHER ASSETS & LIABILITIES (NET) - (3.6%)		(4,093,057)
NET ASSETS - 100%		$112,307,059

(a) Non-Income producing security
(b) All or a portion of this security is out on loan
(c) ADR - American Depositary Receipts
(d)	At December 31, 2016, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $100,555,589 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$13,883,236
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(2,136,474)

Net unrealized appreciation / (depreciation)		$11,746,762

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology		39.1%
Consumer Staples		24.2%
Health Care		18.4%
Industrials		7.5%
Consumer Discretionary		4.6%
Financials		3.6%
Materials		1.8%
Telecommunication Services		0.5%
CASH + other assets (net)		0.3%
		100.0%

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016:

		Quoted Prices	Significant Other	Significant	Market Value at
Quality		In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2016
		Level 1	Level 2	Level 3	Total
Common Stock *		$99,418,970	$-	$-	$99,418,970
Depository Receipts		12,593,363	-	-	12,593,363
Short Term Investments		4,097,766	290,017	-	4,387,783
Total		$116,110,099	$290,017	$-	$116,400,116

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Quality Fund had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
December 31, 2016

Common Stock - 45.7%
	Shares	Value
BRAZIL - 0.9%
Porto Seguro S.A.	14,200	117,363
Sul America S.A.	28,500	157,618
Transmissora Alianca de Energia Eletrica S.A.	98,900	630,223
		905,204
CHINA - 4.1%
Agricultural Bank of China, Class H	43,000	17,635
Air China Ltd H Shares	126,000	80,438
Bank of China Ltd., H	69,392	30,786
Beijing Capital International Airport Co., Ltd. H	136,000	137,512
Belle International Holdings Limited	109,000	61,291
China Communications Services Corporation Ltd. H	1,132,000	721,205
China Construction Bank Corporation	8,422	6,485
China Everbright Bank Co., Ltd. H	40,000	18,211
Evergrande Group (The)	18,000	11,213
China Galaxy Securities Co., Ltd. - H Shares	17,500	15,776
China Merchants Bank Co., Ltd. - H Shares	8,500	19,930
China Minsheng Banking Corp Ltd. H	18,500	19,779
China Power International Development Ltd.	376,000	136,264
China Railway Group Ltd. H	145,000	119,309
China Southern Airlines Company Limited H	140,000	72,764
China State Construction Engineering Corporation	72,000	107,715
China Vanke Co., Ltd. H	7,900	18,034
CITIC Pacific Ltd.	80,000	114,524
Dongfeng Motor Group Company Limited	50,881	49,675
ENN Energy Holdings Ltd.	34,000	139,880
GF Securities Co., Ltd.	9,400	19,615
Guangzhou Automobile Group Co Ltd H Shares	74,000	89,520
Guangzhou R&F Properties Co., Ltd. H	7,600	9,194
Huadian Power International Corp. Ltd. Class H	264,000	119,508
Huaneng Power International Inc. H	274,000	181,635
Industrial & Commercial Bank of China Ltd.	3,911	2,345
PICC Property & Casualty Co., Ltd.	12,000	18,695
Shanghai Electric Group Company Ltd. H (a)	190,000	85,029
Shanghai Pharmaceuticals Holding Co., Ltd.	295,491	677,581
Shenzhou International Group	22,550	142,650
Sino-Ocean Land Holdings Ltd.	28,500	12,754
Sinopharm Group Co., Ltd. H	146,000	601,602
YY Inc. (a)(c)	8,850	348,867
		4,207,421
CZECH REPUBLIC - 0.3%
Komercni Banka A.S.	10,577	365,582

EGYPT - 0.3%
Commercial International Bank	85,943	346,284

GREECE - 0.7%
Jumbo S.A.	24,214	384,847
Opap S.A.	41,196	365,200
		750,047
HONG KONG - 4.1%
AAC Technologies Holdings Inc.	112,000	1,017,617
ANTA Sports Products, Ltd.	39,000	116,440
China Everbright Limited	8,000	15,229
China Gas Holdings Ltd.	126,000	170,951
China Mobile Limited	72,784	771,602
China Overseas Land and Investment Ltd.	6,000	15,902
China Resources Gas Group Limited	78,000	219,299
China Resources Land Limited	8,000	17,994
Chongqing Rural Commercial Bank Co.	15,687	9,205
CNOOC Limited	253,218	316,776
Country Garden Holdings Company Limited	2,000	1,119
Geely Automobile Holdings Ltd.	167,000	159,595
GOME Electrical Appliances Holding Limited (b)	290,000	35,157
Guangdong Investment Limited	246,000	324,878
Haier Electronics Group Co., Ltd.	31,000	48,776
Kunlun Energy Co., Ltd.	408,000	305,192
Nine Dragons Paper Limited	576,000	522,232
Shanghai Industrial Holdings Limited	40,000	108,334
Shimao Property Holding Limited	11,500	15,039
Sunac China Holdings Limited	19,000	15,805
		4,207,142
HUNGARY - 1.2%
MOL Hungarian Oil an Gas Nyrt.	11,318	797,534
OTP Bank Nyrt.	15,870	455,230
		1,252,764
INDIA - 4.2%
Bajaj Auto Limited	9,865	382,856
Bharat Petroleum Corporation Ltd.	50,827	474,757
Hero Motocorp Ltd.	8,957	400,194
Infosys Technologies Ltd. (c)	55,341	820,707
LIC Housing Finance Ltd.	16,937	139,000
NTPC Limited	302,248	734,578
Oil and Natural Gas Corp. Limited	134,724	378,742
Power Finance Corporation Limited	72,609	130,198
Rural Electrification Corporation Limited	82,304	150,917
United Phosphorus Limited	78,096	744,311
		4,356,260
INDONESIA - 5.4%
PT Bank Rakyat Indonesia Tbk	396,700	343,772
PT Gudang Garam Tbk	262,500	1,245,036
PT Indofood CBP Sukses Makmur Tbk	2,070,500	1,317,836
PT Telekomunikasi Indonesia Persero Tbk	5,855,900	1,729,930
PT United Tractors Tbk	596,700	941,167
		5,577,741
PHILIPPINES - 0.9%
Globe Telecom, Inc.	29,610	898,798

QATAR - 1.9%
Barwa Real Estate Company Q.S.C.	29,862	272,673
Qatar Gas Transport Company Limited (Nakilat) Q.S.C.	200,229	1,269,645
Qatar National Bank SAQ	9,435	422,080
		1,964,398
RUSSIA - 3.3%
Federal Hydro-Generating Company RusHydro OAO	41,808,000	630,265
Gazprom (c)	13,728	69,326
LUKoil P.J.S.C. (c)	1,573	88,245
Magnit P.J.S.C. (Reg S) (d)	15,807	697,879
MegaFon (b)(d)	44,488	420,412
MMC Norilsk Nickel P.J.S.C. (c)	20,485	343,943
Mobile TeleSystems (c)	44,073	401,505
Rosneft OAO	16,810	110,550
Sberbank	106,260	300,438
Severstal (b)(d)	15,683	238,382
Surgutneftegaz	87,800	44,397
Tatneft PAO-CLS	14,670	102,359
		3,447,701
SOUTH AFRICA - 3.1%
Bid Corporation Ltd.	34,049	608,889
Bidvest Group Limited	34,896	461,377
Mondi Limited	27,331	558,213
Resilient REIT Limited	56,818	474,190
Sasol Ltd.	16,942	492,982
Truworths International Ltd.	104,301	606,157
		3,201,808
SOUTH KOREA - 6.3%
BGF Retail Co., Ltd.	11,712	793,212
Cheil Worldwide Inc.	11,456	149,389
Dongbu Insurance Co., Ltd.	2,184	113,015
Hanwha Life Insurance Co., Ltd.	20,961	113,326
Hyundai Marine & Fire Insurance, Co., Ltd.	3,758	98,010
Hyundai Mobis Co., Ltd.	1,058	231,257
Kangwon Land Inc.	7,863	232,739
KEPCO Plant Service & Engineering Co., Ltd. (b)	16,120	723,385
Kia Motors Corporation	5,206	169,180
KT&G Corporation	11,791	986,000
LG Uplus Corp.	108,381	1,027,457
Lotte Chemical Corporation	1,749	534,344
NCSoft Corporation	2,476	507,377
Samsung Card Co., Ltd.	4,544	149,360
Samsung Electronics Company, Ltd.	358	534,125
Shinhan Financial Group Co., Ltd.	2,844	106,550
Shinsegae Co., Ltd.	828	120,656
		6,589,382
TAIWAN - 4.2%
Casetek Holdings Ltd.	24,000	63,967
Catcher Technology Co., Ltd.	15,000	104,254
Cathay Financial Holding Co., Ltd.	57,000	85,246
China Life Insurance Co., Limited	78,120	77,686
E.SUN Financial Holding Co., Ltd.	182,600	103,966
Feng Tay Enterprises Co., Ltd.	72,680	271,741
First Financial Holding Company Ltd.	174,060	92,893
Hon Hai Precision Industry Co., Ltd.	54,544	142,499
Inventec Corporation	150,000	102,858
Largan Precision Co., Ltd.	1,400	164,634
Mega Financial Holding Co., Ltd.	107,000	76,360
Novatek Microelectronics Corp., Ltd.	32,000	105,743
Phison Electronics Corp.	16,000	126,842
Pou Chen Corporation	390,000	486,456
Powertech Technology, Inc.	59,000	159,267
Ruentex Development Company Limited (a)	44,000	50,241
Ruentex Industries Ltd.	150,000	249,930
Siliconware Precision Industries Company	95,000	141,045
Taiwan Semiconductor Manufacturing Co., Ltd.	31,270	176,099
Uni-President Enterprises Corporation	936,000	1,550,852
		4,332,579
THAILAND - 1.1%
Delta Electronics PCL (b)	327,512	745,374
Krung Thai Bank PCL	874,846	432,409
		1,177,783
TURKEY - 1.5%
TAV Havalimanlari Holding A.S.	106,416	423,821
Tofas Turk Otomobil Fabrikasi A.S.	69,619	486,953
Tupras - Turkiye Petrol Rafinerileri A.S.	30,257	607,674
		1,518,448
UNITED ARAB EMERATES - 2.2%
Abu Dhabi Commercial Bank	87,325	164,051
Aldar Properties P.J.S.C.	193,204	138,345
Dubai Islamic Bank PSJ	87,675	132,960
Emirates Telecommunications Group Co. P.J.S.C.	331,001	1,694,252
First Gulf Bank P.J.S.C.	44,822	156,814
		2,286,422
TOTAL COMMON STOCK
(Cost $47,063,188)		47,385,764

Preferred Stock - 1.7%
BRAZIL - 0.6%
Braskem S.A.	62,200	654,546

RUSSIA - 0.2%
AK Transneft OAO	27	87,294
Surgutneftegas OAO	128,000	66,941
		154,235
SOUTH KOREA - 0.9%
Hyundai Motor Company Ltd.	1,956	160,976
LG Chem Ltd.	2,074	308,232
Samsung Electronics Co., Ltd.	390	462,717
		931,925
TOTAL PREFERRED STOCK
(Cost $1,554,915)		1,740,706

Exchange Traded Funds - 1.3%
United States - 1.3%
Vanguard FTSE Emerging Markets ETF	38,700	1,384,686
(Cost $1,366,573)

Mutual Funds - 50.8%
UNITED STATES - 50.8%
Pear Tree PanAgora Risk Parity Emerging Markets Inst.	6,294,709	52,686,712
(Cost $60,543,226)

Short Term Investments - 0.2%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	205,939	$205,939
.01%, 01/03/17, (Dated 12/30/16), Collateralized by 210,000 par
U.S. Treasury Note-2.25% due 07/31/2021,
Market Value $214,897.83, Repurchase Proceeds $205,939.11
(Cost $205,939)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $110,527,902)		103,403,807

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 0.5%

Money Market - 0.5%
Western Asset Institutional Cash Reserves - Inst.
(Cost $515,678)	515,678	$515,678

TOTAL INVESTMENTS - 100.2%
(Cost $111,043,580)		103,919,485
OTHER ASSETS & LIABILITIES (Net) - (0.2%)		(217,860)
NET ASSETS - 100%		$103,701,625

* Investment in affiliated security. This Fund is advised by Pear Tree Advisors, Inc. which also serves as advisor to Pear Tree PanAgora Dynamic Emerging Markets Fund.

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e) At December 31, 2016, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $111,025,259 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$4,266,425
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(11,645,284)

Net unrealized appreciation / (depreciation)		$(7,378,859)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Telecommunication Services		7.4%
Consumer Staples		6.9%
Energy		5.5%
Information Technology		5.5%
Consumer Discretionary		5.2%
Financials		4.9%
Materials		4.2%
Utilities		3.2%
Industrials		2.4%
Health Care		1.2%
Real Estate		1.0%
Mutual Funds		52.1%
Cash and Other Assets (Net)		0.5%
		100.0%

Pear Tree PanAgora Emerging Markets Fund FASB 157 Disclosure
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016:

		Quoted Prices	Significant Other	Significant	Market Value at
Emerging Markets		In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2016
		Level 1	Level 2	Level 3	Total
Common Stock *		$32,499,257	$10,195,211	$-	$42,694,468
Common stock Units		-	787,841	-	787,841
Depository Receipts		3,429,266	-	-	3,429,266
Mutual Funds		54,071,398	-	-	54,071,398
Preferred Stock		154,235	1,586,471	-	1,740,706
Real Estate Investment Trust		474,189	-	-	474,189
Short Term Investments		515,678	205,939	-	721,617
Total		$91,144,023	$12,775,462	$-	$103,919,485

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Emerging Markets Fund transferred $ 11,391,740 out of Level 1 into Level 2.
	*	The reason for the transfer was due to inactive pricing of the securities.
	*	Common Stock, Common Stock Units and Preferred Stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Emerging Markets

Auto Components		$231,257
Automobiles		330,156
Banks		1,307,323
Chemicals		1,497,122
Construction & Engineering		723,385
Diversified Financial Services		149,360
Electric Utilities		630,223
Electronic Equipment, Instruments & Components		745,374
Food & Staples Retailing		793,212
Hotels Restaurants & Leisure		232,739
Insurance		599,333
Internet Software & Services		507,377
Media		149,389
Multiline Retail		120,656
Oil, Gas & Consumable Fuels		1,269,645
Real Estate Management & Development		272,673
Semiconductors & Semiconductor Equipment		996,842
Tobacco		986,000
Wireless Telecommunication Services		1,027,457
		$12,569,523

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
December 31, 2016

Common Stock - 92.6%
	Shares	Value
BRAZIL - 3.4%
Banco do Brasil S.A.	7,900	68,182
BRF S.A.	1,300	19,272
CCR S.A.	15,500	76,007
Cetip S.A. Mercados Organizados	2,200	30,147
Cielo S.A.	7,776	66,634
Companhia Energetica de Minas Gerais (c)	7,462	17,013
Cosan S.A. Industria e Comercio	8,000	93,772
CPFL Energia S.A. (b)(c)	4,579	70,517
Embraer S.A. (c)	4,668	89,859
Fibria Celulose S.A.	5,700	55,849
Gerdau S.A. (c)	14,699	46,155
Hypermarcas S.A.	4,500	36,128
KLABIN S.A.	8,700	47,366
Kroton Educacional S.A.	21,100	86,417
Localiza Rent a Car S.A.	6,100	64,136
Lojas Americanas S.A.	13,650	52,298
Lojas Renner S.A..	9,700	69,054
Natura Cosméticos S.A.	5,100	36,072
Odontoprev S.A.	30,000	116,140
Porto Seguro S.A.	2,600	21,489
Qualicorp S.A.	14,100	83,395
Raia Drogasil S.A.	4,400	82,722
Telefonica Brasil S.A. (c)	5,751	76,948
TIM Participacoes S.A. (c)	6,144	72,499
Totvs S.A.	8,300	61,306
Tractebel Energia	1,900	20,432
Transmissora Alianca de Energia Eletrica S.A.	6,100	38,871
Ultrapar Participacoes S.A.	4,400	92,537
Vale S.A.	6,500	51,286
Weg S.A.	15,480	73,721
		1,816,224
CHILE - 4.8%
Aguas Andinas S.A.	226,697	118,395
AES Gener S.A.	228,567	81,879
Banco de Chile	1,280,282	149,093
Banco de Crédito e Inversiones	2,321	117,441
Banco Santander Chile (c)	5,562	121,641
Cencosud S.A.	39,498	110,835
Colbun S.A.	439,626	86,446
Compania Cervecerias Unidas S.A. (c)	6,817	143,021
Empresa Nacional de Electricidad S.A. (c)	2,531	49,203
Empresa Nacional de Telecomunicaciones S.A. (a)	30,822	327,510
Empresas CMPC S.A.	87,774	178,320
Empresas Copec S.A.	25,984	248,953
Enel Americas S.A.	506,915	79,445
Enersis S.A. (c)	11,249	92,355
Enersis S.A. (c)	14,195	64,587
Itaú CorpBanca (c)	9,996	124,350
LATAM Airlines Group S.A. (a)	26,082	218,203
Quimica y Minera de Chile S.A. (c)	6,667	191,010
S.A.C.I. Falabella	34,029	270,162
		2,772,849
CHINA - 3.5%
Air China Ltd H Shares	34,000	21,705
Aluminum Corporation of China Limited H Shares (a)	114,000	47,048
Anhui Conch Cement Company Limited H	8,500	23,131
Bank of Communications Co., Ltd. H	40,000	28,941
Beijing Capital International Airport Co., Ltd. H	34,000	34,378
Beijing Enterprises Holdings Limited	2,500	11,817
Belle International Holdings Limited	36,000	20,243
Brilliance China Automotive Holdings, Ltd.	26,000	35,812
BYD Co., Ltd. H Shares	2,500	13,171
China Coal Energy Co., Ltd. (a)	49,000	23,256
China Communications Construction Co., Ltd., Class H	15,000	17,256
China Communications Services Corporation Ltd. H	142,000	90,469
China Construction Bank Corporation	37,000	28,488
China Longyuan Power Group H	89,000	69,558
China National Building Material Co., Ltd. H	38,000	18,476
China Oilfield Services Limited H	78,000	72,429
China Pacific Insurance Group H Shares	17,200	60,004
China Petroleum & Chemical Corporation	52,000	36,885
China Pharmaceutical Group Limited	44,000	46,986
China Shenhua Energy Co., Ltd.	32,000	60,254
China Taiping Insurance Holdings Co., Ltd. (a)	7,400	15,270
China Telecom Corporation Limited	142,000	65,563
Chongqing Changan Automobile Co., Ltd. B	10,400	14,875
CITIC Pacific Ltd.	18,000	25,768
Dongfeng Motor Group Company Limited	14,000	13,668
ENN Energy Holdings Ltd.	10,000	41,141
Fosun International	23,500	33,278
Haitian International Holdings Ltd.	16,000	31,406
Huadian Power International Corp. Ltd. Class H	118,000	53,416
Huaneng Power International Inc. H	68,000	45,077
Industrial & Commercial Bank of China Ltd.	39,000	23,388
JD.com Inc. (a)(c)	1,792	45,588
Jiangsu Expressway Co., Ltd. H	20,000	25,278
Kingsoft Corporation Ltd.	11,000	22,557
New Oriental Education & Technology Group Inc. (a)(c)	1,226	51,615
PetroChina Company Limited (c)	505	37,219
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	24,050
Shanghai Fosun Pharmaceutical Group Class H	12,000	36,756
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. B	35,100	51,211
Shanghai Pharmaceuticals Holding Co., Ltd.	18,500	42,422
Shenzhou International Group	6,000	37,956
Sino Biopharmaceutical Limited	98,000	69,009
Sino-Ocean Land Holdings Ltd.	49,000	21,929
Sinopec Shanghai Petrochemical Co., Ltd.	59,000	31,959
Sinopharm Group Co., Ltd. H	9,600	39,557
TAL Education Group (a)(b)(c)	754	52,893
Tingyi (Cayman Islands) Holding Corporation (b)	68,000	82,700
TravelSky Technology Ltd. H Shares	18,000	37,840
Tsingtao Brewery Co., Ltd.	8,000	30,230
Yanzhou Coal Mining Company Limited	38,000	25,925
Zhejiang Expressway Co., Ltd.	20,000	19,087
Zijin Mining Group Co., Ltd.	116,000	37,401
		1,946,339
COLOMBIA - 1.3%
Cementos Argos S.A.	29,769	117,609
Corporacion Financiera Colombiana S.A.	8,120	100,296
Ecopetrol S.A. (a)	198,480	91,240
Grupo Argos S.A.	20,290	130,310
Grupo de Inversiones Suramericana S.A.	6,194	78,818
Interconexión Electrica S.A.	52,313	173,912
		692,185
CZECH REPUBLIC - 0.7%
CEZ A.S.	10,798	181,339
Komercni Banka A.S.	3,800	131,343
Telefónica Czech Republic, A.S.	6,381	64,745
		377,427
EGYPT - 0.7%
Commercial International Bank	31,317	126,184
Global Telecom Holding S.A.E. (a)(d)	70,265	130,693
Talaat Moustafa Group (TMG) Holding	178,264	89,279
		346,156
GREECE - 1.0%
Alpha Bank A.E. (a)	23,493	47,107
Eurobank Ergasias S.A. (a)	69,652	47,412
Folli-Follie S.A. (a)	3,316	67,296
Hellenic Telecommunication Organization S.A.	10,873	102,470
Jumbo S.A.	7,684	122,126
Opap S.A.	10,472	92,834
Piraeus Bank S.A. (a)	180,070	39,718
Titan Cement Company S.A.	5,109	120,237
		639,200
HONG KONG - 1.9%
AAC Technologies Holdings Inc.	6,500	59,058
Alibaba Health Information Technology Ltd. (a)	52,000	26,155
ANTA Sports Products, Ltd.	12,000	35,828
China Gas Holdings Ltd.	32,000	43,416
China Huishan Dairy Holdings Co., Ltd. (b)	272,000	105,590
China Jinmao Holdings Group Ltd.	50,000	13,477
China Mengniu Dairy Company Limited	13,000	25,048
China Merchants Holdings International Co., Ltd.	6,000	14,888
China Mobile Limited	5,000	53,006
China Resources Enterprise (a)	22,000	43,695
China Resources Gas Group Limited	12,000	33,738
China Resources Power Holdings Co., Ltd.	28,000	44,489
China Unicom (Hong Kong) Limited (c)	5,202	60,083
GCL-Poly Energy Holdings Ltd. (a)	104,000	12,474
Guangdong Investment Limited	48,000	63,391
Hanergy Thin Film Power Group Ltd. (a)	36,000	-
Hengan International Group Co., Ltd.	4,500	33,052
Kunlun Energy Co., Ltd.	98,000	73,306
Lenovo Group Limited	82,000	49,705
Luye Pharma Group Ltd.	51,500	30,553
Nine Dragons Paper Limited	49,000	44,426
Qinqin Foodstuffs Group (Cayman) Company Ltd. (a)	900	306
Semiconductor Manufacturing International Corp. (a)	26,700	41,942
Shanghai Industrial Holdings Limited	12,000	32,500
Soho China Limited	31,000	15,272
Sun Art Retail Group Ltd.	33,500	29,379
Tencent Holdings Limited	2,000	48,931
Want Want China Holdings Limited	56,000	35,895
		1,069,603
HUNGARY - 0.7%
MOL Hungarian Oil an Gas Nyrt.	1,791	126,204
OTP Bank Nyrt.	4,484	128,623
Richter Gedeon Nyrt.	7,397	156,864
		411,691
INDONESIA - 7.7%
PT Adaro Energy Tbk	2,218,600	279,126
PT AKR Corporindo Tbk	472,100	210,251
PT Astra International Tbk	183,800	112,893
PT Bank Central Asia Tbk	115,800	133,227
PT Bank Danamon Indonesia Tbk	529,300	145,756
PT Bank Mandiri Tbk	86,500	74,317
PT Bank Negara Indonesia (Persero) Tbk	133,300	54,666
PT Bank Rakyat Indonesia Tbk	75,800	65,687
PT Bumi Serpong Damai Tbk	472,900	61,602
PT Charoen Pokphand Indonesia Tbk	236,600	54,266
PT Global Mediacom Tbk	1,233,200	56,294
PT Gudang Garam Tbk	24,900	118,101
PT Hanjaya Mandala Sampoerna Tbk	365,000	103,763
PT Indocement Tunggal Prakarsa Tbk	135,800	155,229
PT Indofood CBP Sukses Makmur Tbk	210,800	134,170
PT Indofood Sukses Makmur Tbk	208,400	122,588
PT Jasa Marga (Persero) Tbk	441,200	141,472
PT Kalbe Farma Tbk	2,575,900	289,663
PT Lippo Karawaci Tbk	1,030,000	55,045
PT Matahari Department Store Tbk	68,000	76,341
PT Media Nusantara Citra Tbk	488,300	63,609
PT Perusahaan Gas Negara (Persero) Tbk	1,185,900	237,664
PT Semen Indonesia (Persero) Tbk	247,300	168,415
PT Summarecon Agung Tbk	521,500	51,289
PT Surya Citra Media Tbk	455,700	94,708
PT Telekomunikasi Indonesia Tbk (c)	7,178	209,310
PT Unilever Indonesia Tbk	32,200	92,734
PT United Tractors Tbk	167,400	264,038
PT Waskita Karya (Persero) Tbk	573,600	108,568
PT XL Axiata Tbk (a)	527,300	90,411
Tower Bersama Infrastructure	336,400	124,348
		3,949,551
MALAYSIA - 6.4%
AirAsia Berhad	77,200	39,409
Alliance Financial Group Berhad	35,600	29,521
AMMB Holdings Berhad	34,500	33,146
Astro Malaysia Holdings Berhad	106,300	61,609
Axiata Group Berhad	78,200	82,279
Berjaya Sports Toto Berhad	92,235	60,859
British American Tobacco (Malaysia) Berhad	6,300	62,635
CIMB Group Holdings Berhad	39,000	39,209
Dialog Group Berhad	151,756	52,096
DiGi.Com Berhad	113,800	122,527
Felda Global Ventures Holdings Berhad	175,400	60,604
Gamuda Berhad	33,700	35,909
Genting Berhad	39,800	70,976
Genting Malaysia Berhad	84,900	86,679
Genting Plantation Berhad	33,500	80,651
HAP Seng Consolidated Bhd.	67,600	133,512
Hartalega Holdings Berhad	132,700	142,876
Hong Leong Bank Berhad	16,000	48,150
Hong Leong Financial Group Berhad	14,300	45,329
IHH Healthcare Berhad	94,500	133,766
IJM Corporation Berhad	81,900	58,422
IOI Corporation Berhad	77,100	75,622
IOI Properties Group Berhad	118,700	55,566
Kuala Lumpur Kepong Berhad	17,800	95,230
Lafarge Malaysia Berhad	46,900	75,170
Malayan Banking Berhad	31,900	58,310
Malaysia Airports Holdings Berhad	38,600	52,144
Maxis Berhad	83,800	111,708
MISC Berhad	25,600	41,944
Petronas Chemicals Group Berhad	83,600	130,078
Petronas Dagangan Berhad	26,900	142,715
Petronas Gas Berhad	18,700	88,790
PPB Group Berhad	17,100	60,456
Public Bank Bhd	10,400	45,717
RHB Capital Berhad	71,862	75,450
SapuraKencana Petroleum Berhad (a)	229,400	82,842
Sime Darby Berhad	24,800	44,779
Telekom Malaysia Berhad	72,600	96,293
Tenaga Nasional Berhad	26,800	83,041
UMW Holdings Berhad	52,000	52,974
Westports Holdings Bhd	70,900	67,960
YTL Corporation Berhad	336,100	116,129
YTL Power International Berhad	302,100	100,341
		3,233,423
MEXICO - 5.4%
Alfa S.A.B. de C.V., Series A	38,800	48,281
America Movil S.A.B. Series L (c)	34,219	430,133
Arca Continental S.A.B. de C.V.	12,100	63,278
Cemex S.A. de C.V. (a)(c)	14,058	112,886
Cemex S.A.B. CPO (a)	38,808	31,203
Coca-Cola FEMSA SAB de C.V. (c)	1,124	71,419
El Puerto de Liverpool S.A.B. de C.V.	18,910	137,141
Fibra Uno Administracion S.A. de C.V.	60,584	93,075
Fomento Economico Mexicano S.A.B. (c)	1,115	84,974
Gentera SAB de C.V.	71,900	116,248
GRUMA, S.A.B. de C.V., Series B	11,243	143,611
Grupo Aeroportuario del Pacifico S.A.B. (c)	1,490	122,955
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	8,105	117,289
Grupo Bimbo, S.A. de C.V.	26,700	60,700
Grupo Carso SAB de C.V., Series A1	23,600	95,414
Grupo Comercial Chedraui S.A. de C.V	34,900	62,604
Grupo Financiero Banorte SAB de C.V.	21,100	104,472
Grupo Financiero Inbursa SAB de C.V.	80,200	122,200
Grupo Lala SAB de C.V.	32,100	46,933
Grupo Mexico S.A.B. de C.V., Series B	36,200	98,817
Grupo Televisa S.A.B. (c)	7,161	149,593
Industrias Penoles SAB de C.V.	6,905	128,681
Infraestructura Energetica Nova SAB de C.V.	14,300	62,620
Kimberly-Clark de Mexico S.A. de C.V., Class A	46,364	83,932
Mexichem SAB de C.V.	46,637	106,364
OHL Mexico, S.A.B. de C.V.	57,400	56,757
Promotora Y Operadora de Infraestructura, S.A.B. de C.V.	7,200	60,404
Santander Mexico SAB de C.V.	67,800	98,013
Wal-Mart de Mexico, S.A.B. de C.V.	30,500	54,874
		2,964,871
PERU - 0.8%
Credicorp Ltd.	1,201	189,590
Companhia de Minas Buenaventura S.A. (c)	9,289	104,780
Southern Copper Corporation	5,250	167,685
		462,055
PHILIPPINES - 7.1%
Aboitiz Equity Ventures, Inc.	121,330	172,797
Aboitiz Power Corporation	471,200	395,254
Alliance Global Group, Inc.	371,900	95,607
Ayala Corporation	5,840	85,816
Ayala Land Inc.	116,600	75,056
Bank of the Philippine Islands	60,436	107,955
BDO Unibank, Inc.	55,200	124,474
DMCI Holdings, Inc.	578,850	154,399
Energy Development Corporation	2,947,800	305,379
Globe Telecom, Inc.	7,640	231,909
GT Capital Holdings Inc.	6,205	158,518
International Container Terminal Services, Inc.	103,380	149,624
JG Summit Holdings, Inc.	94,950	129,210
Jollibee Foods Corporation	117,800	459,707
Megaworld Corporation	1,063,000	76,337
Metro Pacific Investments Corporation	1,150,400	154,119
Metropolitan Bank & Trust Company	39,398	57,537
PLDT Inc.	4,405	120,952
PLDT Inc. (c)	4,436	122,212
Robinsons Land Corporation	180,300	94,298
SM Investments Corporation	11,907	156,884
SM Prime Holdings, Inc.	235,200	134,130
Universal Robina Corporation	108,490	356,814
		3,918,988
POLAND - 4.4%
Alior Bank S.A. (a)	3,976	51,591
Bank Handlowy w Warszawie S.A.	3,198	58,496
Bank Millennium S.A. (a)	37,980	47,199
Bank Pekao S.A.	1,490	44,882
Bank Zachodni WBK S.A.	749	56,673
CCC S.A.	2,995	145,974
Cyfrowy Polsat S.A. (a)	24,683	145,392
ENEA S.A. (a)	51,135	116,319
Energa S.A. (b)	48,519	105,721
Eurocash S.A.	22,828	215,036
Grupa Azoty S.A.	7,553	113,341
Grupa LOTOS S.A. (a)	18,218	166,856
KGHM Polska Miedz S.A.	6,164	136,496
LPP S.A.	135	183,401
mBank S.A. (a)	412	33,073
Orange Polska S.A.	150,758	198,903
PGE S.A.	35,485	88,791
PKO Bank Polski S.A.	10,896	73,417
Polski Koncern Naftowy ORLEN S.A.	8,796	179,656
Polskie Gornictwo Naftowe i Gazownictwo S.A.	104,320	140,632
PZU S.A.	9,877	78,542
Synthos S.A. (b)	129,724	141,642
Tauron Polska Energia S.A.	175,649	119,867
		2,641,900
QATAR - 5.7%
Barwa Real Estate Company Q.S.C.	12,265	111,993
Commercial Bank of Qatar Q.S.C.	18,683	166,748
Doha Bank Q.S.C.	20,677	198,173
Ezdan Holding Group Q.S.C.	21,804	90,476
Industries Qatar Q.S.C.	16,252	524,417
Masraf Al Rayan Q.S.C.	12,923	133,439
Ooredoo Q.S.C.	12,131	339,138
Qatar Electricity & Water Company Q.S.C.	9,190	572,892
Qatar Gas Transport Company Limited (Nakilat) Q.S.C.	70,326	445,935
Qatar Insurance Company	6,399	149,018
Qatar Islamic Bank SAQ	4,664	133,078
Qatar National Bank SAQ	3,691	165,119
Vodafone Qatar (a)	73,879	190,104
		3,220,530
RUSSIA - 3.5%
ALROSA ao	104,700	165,789
Federal Hydro-Generating Company RusHydro OAO	3,102,000	46,763
Gazprom (c)	11,237	56,747
Magnit P.J.S.C. (Reg S) (d)	5,172	228,344
MegaFon (d)	11,185	105,698
MMC Norilsk Nickel P.J.S.C. (c)	9,566	160,613
Mobile TeleSystems (c)	11,180	101,850
Moscow Exchange MICEX-RTS	57,010	116,439
NovaTek OAO (Reg S) (d)	776	100,725
OAO Rostelecom	74,210	101,813
OC Rosneft OJSC (Reg S) (d)	11,492	74,698
PhosAgro (d)	7,250	110,563
RusHydro P.J.S.C. (c)	144,361	210,045
Sberbank	55,720	157,542
Severstal (d)	11,497	174,754
Sistema JSFC (Reg S) (d)	13,480	121,320
Tatneft PAO (c)	1,495	61,624
VTB Bank OJSC	112,190,000	133,947
		2,229,274
SOUTH AFRICA - 4.6%
African Bank Investments Limited (a)	47,336	-
Anglo American Platinum Limited (a)	1,681	32,423
Anglogold Ashanti Ltd. (a)(c)	3,117	32,760
Aspen Pharmacare Holdings Limited	5,853	121,076
Bidvest Group Limited	16,139	213,382
Discovery Ltd.	1,769	14,775
Exxaro Resources Ltd.	21,837	142,567
Gold Fields Limited	3,713	11,806
Gold Fields Ltd. (c)	13,043	39,259
Growthpoint Properties Limited	21,002	39,664
Hyprop Investments Limited	2,183	18,681
Imperial Holdings Limited	4,233	56,334
Life Healthcare Group Holdings Ltd.	55,579	132,169
Massmart Holdings Ltd.	7,076	65,120
MMI Holdings Ltd.	25,358	43,636
Mondi Limited	4,929	100,671
Mr Price Group Ltd.	3,994	46,484
MTN Group Limited	13,138	120,917
Naspers Limited N Shares	446	65,526
Netcare Limited	59,262	137,642
Pick n Pay Stores Ltd.	9,872	45,886
Pioneer Foods Group Ltd.	5,782	64,941
Rand Merchant Investment Holdings	6,849	19,884
Redefine Properties Ltd.	26,601	21,714
Remgro Limited	1,906	31,012
Sanlam Limited	7,618	34,954
Sappi Ltd. (a)	13,874	91,034
Sasol Ltd.	2,679	77,954
Shoprite Holdings Ltd.	5,950	74,419
Spar Group Limited (The)	5,801	84,031
Steinhoff International Holdings N.V.	14,100	73,314
Telkom South Africa Limited	20,271	109,408
Tiger Brands Limited	3,573	103,689
Truworths International Ltd.	9,347	54,321
Tsogo Sun Holdings Ltd.	41,954	84,466
Vodacom Group (Proprietary) Limited	8,778	97,585
Woolworths Holdings Limited	9,145	47,377
		2,550,881
SOUTH KOREA - 5.9%
Amore Pacific Corporation	104	27,683
Amorepacific Group	360	39,642
BGF Retail Co., Ltd.	1,168	79,104
BNK Financial Group, Inc.	3,249	23,349
Celltrion Inc. (a)	852	75,762
Cheil Worldwide Inc.	3,662	47,753
CJ CheilJedang Corp.	189	55,943
Daelim Industrial Co., Ltd.	169	12,187
Daewoo Engineering & Construction (a)	4,621	19,436
Daewoo International Corporation	1,668	37,288
Daewoo Securities Co., Ltd.	1,770	10,610
DGB Financial Group Inc.	3,742	30,269
Dongbu Insurance Co., Ltd.	443	22,924
Doosan Heavy Industries & Construction Co., Ltd.	1,230	27,700
GS Holdings Corp.	1,490	66,740
Hana Financial Group, Inc.	1,389	35,938
Hankook Tire Co., Ltd.	714	34,287
Hanmi Pharmaceuticals, Co., Ltd.	170	43,000
Hanmi Science Co., Ltd.	844	42,696
Hanwha Chemical Corporation	2,170	44,377
Hotel Shilla Co., Ltd.	200	7,973
Hyosung Corporation	364	43,850
Hyundai Marine & Fire Insurance, Co., Ltd.	912	23,785
Hyundai Mobis Co., Ltd.	177	38,689
Hyundai Steel Co., Ltd.	806	38,038
Hyundai Wia Corp.	165	9,973
Industrial Bank of Korea	1,890	19,873
Kakao Corp.	608	38,761
Kangwon Land Inc.	980	29,007
KB Financial Group Inc.	840	29,767
KCC Corporation	161	47,921
Korea Aerospace Industries, Ltd.	290	16,087
Korea Electric Power Corporation	2,346	85,562
Korea Gas Corporation	2,523	101,208
Korea Kumho Petrochemical Co., Ltd.	806	54,721
Korea Zinc Co., Ltd.	92	36,181
KT Corporation (a)(c)	7,023	98,954
KT&G Corporation	537	44,906
LG Chem Ltd.	141	30,469
LG Display Co., Ltd.	1,436	37,392
LG Household & Healthcare	45	31,930
LG Innotek Co., Ltd.	348	25,470
LG Uplus Corp.	13,220	125,326
Lotte Chemical Corporation	108	32,996
Lotte Confectionery Co., Ltd.	300	44,337
Lotte Shopping Co., Ltd.	258	47,315
Mirae Asset Securities Co., Ltd.	3,209	57,160
Naver Corp.	135	86,624
NCSoft Corporation	168	34,426
NH Investment & Securities Co., Ltd.	3,347	26,742
Orion Corporation	86	46,639
Paradise Co., Ltd.	1,235	12,424
POSCO	281	59,909
Samsung C&T Corp.	196	20,366
Samsung Card Co., Ltd.	907	29,813
Samsung Electro-Mechanics Co., Ltd.	652	27,423
Samsung Electronics Company, Ltd.	33	49,235
Samsung Fire & Marine Insurance Co., Ltd.	151	33,568
Samsung Life Insurance Co., Ltd	422	39,307
Samsung SDI Company, Ltd.	221	19,945
Samsung SDS Co., Ltd.	262	30,261
Shinhan Financial Group Co., Ltd.	1,180	44,208
Shinsegae Co., Ltd.	211	30,747
SK Holdings Co., Ltd.	135	25,652
SK Hynix Inc.	1,486	54,996
SK Innovation Co., Ltd.	498	60,405
SK Telecom Co., Ltd. (c)	7,472	156,165
S-Oil Corp.	1,026	71,951
Woori Bank	2,508	26,476
Yuhan Co., Ltd.	459	75,816
		3,037,437
TAIWAN - 7.6%
Asia Cement Corporation	92,808	75,878
Asia Pacific Telecom Co., Ltd. (a)	266,000	85,423
Chailease Holding Co., Ltd.	20,800	35,560
Cheng Shin Rubber Industry Co., Ltd.	27,900	52,633
Chicony Electronics Co., Ltd.	18,180	42,307
China Airlines Ltd.	240,000	69,254
China Development Financial Holding Corporation	309,000	77,276
China Life Insurance Co., Limited	42,785	42,547
China Steel Corporation	114,208	87,351
Chinatrust Financial Holding Co., Ltd.	75,583	41,392
Chunghwa Telecom Co., Ltd. (c)	4,621	145,793
Delta Electronics, Inc.	10,525	52,088
Eclat Textile Co., Ltd.	4,209	44,076
EVA Airways Corporation	308,813	139,895
Evergreen Marine Corporation (a)	231,000	79,559
Far Eastern New Century Corporation	126,473	94,966
Far EasTone Telecommunications Co., Ltd.	64,000	143,970
Feng Tay Enterprises Co., Ltd.	12,689	47,443
First Financial Holding Company Ltd.	83,357	44,486
Formosa Chemicals & Fiber Corporation	21,330	63,734
Formosa Petrochemical Corporation	90,000	312,762
Formosa Plastics Corporation	32,480	89,895
Formosa Taffeta Co., Ltd.	81,000	74,141
Fubon Financial Holding Co., Ltd.	14,000	22,154
Giant Manufacturing Co., Ltd.	11,000	62,459
Highwealth Construction Corp.	27,300	38,457
HIWIN Technologies Corp.	16,505	75,793
Hotai Motor Co., Ltd.	4,000	45,797
Hua Nan Financial Holdings Co., Ltd.	101,415	51,134
Lite-On Technology Corp.	27,345	41,235
Mega Financial Holding Co., Ltd.	61,751	44,068
Merida Industry Co., Ltd.	13,150	58,755
Nan Ya Plastics Corporation	29,100	64,287
OBI Pharma, Inc. (a)	9,000	79,587
Pegatron Corporation	13,000	31,059
Pou Chen Corporation	37,000	46,151
President Chain Store Corp.	21,000	150,517
Realtek Semiconductor Corporation	10,000	31,649
Ruentex Development Company Limited (a)	23,000	26,262
Ruentex Industries Ltd.	52,000	86,642
SinoPac Financial Holdings Company	291,363	82,087
Standard Foods Corporation	73,595	174,916
Synnex Technology International Corp.	18,900	19,059
TaiMed Biologics Inc. (a)	13,000	67,160
Taishin Financial Holding Co., Ltd.	162,928	59,653
Taiwan Cement Corporation	62,000	67,619
Taiwan Cooperative Financial Holding Co., Ltd.	107,826	47,006
Taiwan Fertilizer Co., Ltd.	37,000	46,094
Taiwan Mobile Co., Ltd.	46,000	148,438
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	1,057	30,389
TECO Electric & Machinery Co., Ltd.	105,000	90,896
Uni-President Enterprises Corporation	72,339	119,858
United Microelectronics Corporation	76,000	26,883
Wistron Corporation	19,741	15,282
Yuanta Financial Holding Co., Ltd.	212,660	79,181
Yulon Motor Co., Ltd.	37,000	30,767
Zhen Ding Technology Holding Limited	7,000	13,857
		4,017,580
THAILAND - 6.8%
Advanced Info Service For Rg	32,700	134,231
Airports of Thailand PCL	11,300	125,589
Bangkok Bank PCL (e)	14,700	65,474
Bangkok Dusit Medical Services PLC	257,800	166,297
Bangkok Expressway and Metro PCL	772,400	160,690
Banpu Public Company Limited	221,700	118,866
BEC World PCL	176,500	81,817
BTS Group Holdings PCL (b)	498,100	118,925
Bumrungrad Hospital PCL (b)(e)	12,000	60,653
Bumrungrad Hospital PLC	32,200	162,751
Central Pattana PCL	51,100	80,980
Charoen Pokphand Foods PCL	206,300	169,946
CP ALL PCL	102,100	178,195
Delta Electronics PCL	82,500	187,759
Delta Electronics PCL (e)	12,900	29,359
Electricity Generating PCL (b)	25,100	139,481
Electricity Generating PCL (e)	5,200	28,897
Glow Energy PCL	87,300	192,589
Home Product Center PCL	588,919	167,743
Indorama Ventures Public Company Limited (b)	117,000	109,451
IRPC PCL	552,300	74,030
Kasikornbank PCL	14,900	73,854
Krung Thai Bank PCL	134,200	66,331
Minor International PCL	114,190	113,997
PTT Exploration & Production PCL	39,700	106,704
PTT Global Chemical PCL	68,800	121,037
PTT PCL	9,300	96,608
Robinson Department Store Public Company Ltd.	40,400	71,638
Siam Cement Pub Co-for Reg	10,350	143,355
Siam Commercial Bank PCL	23,000	97,946
Thai Oil PCL	39,600	79,895
Thai Union Group PCL	241,600	141,679
TMB Bank Public Company Limited	1,274,600	74,745
True Corp. PCL (b)	514,289	102,684
		3,844,196
TURKEY - 4.3%
Akbank T.A.S.	20,669	45,882
Anadolu Efes Biracilik VE	15,911	79,628
Arcelik A.S.	16,468	99,105
BIM Birlesik Magazalar A.S.	7,186	99,954
Coca-Cola Icecek A.S.	9,495	89,216
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	58,131	49,340
Eregli Demir ve Celik Fabrikalari T.A.S.	97,857	142,782
Ford Otomotiv Sanayi A.S.	9,660	83,856
Haci Omer Sabanci Holding A.S.	25,003	64,943
Koç Holding A.S.	17,783	69,663
Petkim Petrokimya Holding A.S.	117,588	123,504
TAV Havalimanlari Holding A.S.	26,737	106,485
Tofas Turk Otomobil Fabrikasi A.S.	13,398	93,713
Tupras - Turkiye Petrol Rafinerileri A.S.	8,876	178,263
Turk Hava Yollari A.O. (a)	52,609	74,820
Turk Telekomunikasyon A.S.	108,794	163,064
Turkcell Iletisim Hizmetleri A.S.	47,032	130,172
Turkcell Iletisim Hizmetleri A.S. (a)(c)	7,788	53,737
Turkiye Garanti Bankasi A.S.	21,704	46,947
Turkiye Halk Bankasi A.S.	20,529	54,429
Turkiye Is Bankasi A.S.	52,585	77,323
Turkiye Sise ve Cam Fabrikalari A.S.	77,872	84,664
Turkiye Vakiflar Bankasi T-d	38,435	47,461
Ulker Biskuvi Sanayi A.S.	15,037	68,980
Yapi ve Kredi Bankasi A.S. (a)	49,816	48,504
		2,176,435
United Arab Emerates - 4.4%
Abu Dhabi Commercial Bank	93,393	175,450
Aldar Properties P.J.S.C.	151,271	108,318
Arabtec Holding Company P.J.S.C. (a)	452,260	161,306
DP World Ltd.	23,109	404,638
Dubai Financial Market P.J.S.C.	181,250	61,685
Dubai Islamic Bank PSJ	123,379	187,106
Emaar Malls Group P.J.S.C.	258,122	184,127
Emaar Properties P.J.S.C.	57,150	110,942
Emirates Telecommunications Group Co. P.J.S.C.	126,237	646,153
First Gulf Bank P.J.S.C.	45,685	159,834
National Bank of Abu Dhabi P.J.S.C.	76,732	208,705
		2,408,264
TOTAL COMMON STOCK
(Cost $55,989,402)		50,727,059

Preferred Stock - 1.5%
BRAZIL - 0.3%
Banco Bradesco S.A.	4,092	36,461
Cia Energetica de Sao Paulo	4,400	18,237
Itausa-Investimentos Itau S.A.	7,719	19,637
Lojas Americanas S.A.	11,220	58,605
Suzano Papel e Celulose S.A.	8,700	37,957
		170,897
CHILE - 0.3%
Embotelladora Andina	38,713	150,236

COLOMBIA - 0.4%
Bancolombia S.A..	8,082	73,174
Grupo Aval Acciones y Valores S.A.	190,281	77,012
Grupo de Inversiones Suramericana S.A.	4,985	61,441
		211,627
RUSSIA - 0.2%
AK Transneft OAO	29	93,759
Surgutneftegas OAO	122,100	63,856
		157,615
SOUTH KOREA - 0.3%
Amorepacific Corp.	261	44,408
Hyundai Motor Company Ltd.	252	20,739
LG Chem Ltd.	149	22,144
Samsung Electronics Co., Ltd.	50	59,323
		146,614
TOTAL PREFERRED STOCK
(Cost $911,811)		836,989

Exchange Traded Funds - 1.6%
UNITED STATES - 1.1%
iShares MSCI India ETF	21,680	581,241
Vanguard FTSE Emerging Markets ETF	100	3,578
		584,819

INDIA - 0.5%
WisdomTree India Earnings Fund	12,900	260,580

TOTAL EXCHANGE TRADED FUNDS		845,399
(Cost $833,473)

Exchange Traded Notes - 4.0%
UNITED KINGDOM - 4.0%
iPath MSCI India Index ETN (a)	32,295	2,021,667
(Cost $1,838,007)

Warrants - 0.0%
THAILAND - 0.0%
Indorama Ventures Public Company Limited	1	0
(Cost $0)

Short Term Investments - 0.1%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	4,164	$4,164
.01%, 01/03/17, (Dated 12/30/16), Collateralized by 5,000 par
U.S. Treasury Note-2.25% due 07/31/2021,
Market Value $5,116.62, Repurchase Proceeds $4,163.60
(Cost $4,164)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $59,576,857)		54,435,278

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.2%
Money Market - 2.2%	Par Value	Value
Western Asset Institutional Cash Reserves - Inst.
(Cost $984,947)	$984,947	$984,947

TOTAL INVESTMENTS - 102.0%		55,420,225
(Cost $60,561,804)
OTHER ASSETS & LIABILITIES (Net) - (2.0%)		(855,751)
NET ASSETS - 100%		$54,564,474

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depository Receipts
(d) GDR - Global Depository Receipts
(e) NVDR - Non-Voting Depository Receipts
(f) At December 31, 2016, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $59,785,015 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$3,872,048
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(9,089,635)

Net unrealized appreciation / (depreciation)		$(5,217,587)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		15.6%
Telecommunication Services		11.8%
Industrials		10.9%
Consumer Staples		10.3%
Materials		9.7%
Consumer Discretionary		9.3%
Utilities		8.6%
Energy		8.3%
Health Care		4.4%
Real Estate		3.2%
Information Technology		2.5%
Exchange Traded Notes		3.7%
Exchange Traded Funds		1.5%
Cash and Other Assets (Net)		0.2%
		100.0%

Pear Tree PanAgora Risk Parity FASB 157 Disclosure
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016:

		Quoted Prices	Significant Other	Significant	Market Value at
Risk Parity		In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2016
		Level 1	Level 2	Level 3	Total
Common Stock *		$33,259,872	$11,933,344	$-	$45,193,216
Common Stock Units		31,203	86,238	-	117,441
Depository Receipts		5,193,929	-	-	5,193,929
Mutual Funds		2,867,066	-	-	2,867,066
Preferred Stock		307,851	529,138	-	836,989
Real Estate Investment Trusts		222,473	-	-	222,473
Short Term Investments		984,947	4,164	-	989,111
Total		$42,867,341	$12,552,884	$0	$55,420,225

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Risk Parity
		Common Stock

Balances as of 03/31/2016		$33,255

Realized gain (loss)		$(3,077)

Change in unrealized appreciation
(depreciation)		$(7,129)

Purchases		$-

Sales		$(23,049)

Transfer into Level 3		$-

Transfer out of Level 3		$-

Balances as of 12/31/2016		$0

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Risk Parity Fund transferred $ 8,835,026 out of Level 1 into Level 2.
	*	The reason for the transfer was due to inactive pricing of the security.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries:

Risk Parity

Aerospace & Defense		$16,087
Auto Components		82,948
Automobiles		20,739
Banks		1,488,874
Biotechnology		79,587
Building Products		47,921
Chemicals		459,046
Constructions & Engineering		59,323
Construction Materials		391,273
Diversified Financial Services		552,263
Diversified Telecommunication Services		631,926
Electric Utilities		648,652
Electronic Equipment, Instruments & Components		297,989
Food & Staples Retailing		509,968
Food Products		308,176
Gas Utilities		101,208
Health Care Providers & Services		528,583
Hotel Restaurants & Leisure		155,428
Household Products		31,930
Independent Power & Renewable Electricity Producers		20,432
Industrial Conglomerates		683,729
Insurance		290,092
Internet Software & Services		226,446
IT Services		30,261
Machinery		137,857
Media		129,570
Metals & Mining		185,414
Multi Utilities		572,892
Multiline Retail		260,604
Oil,Gas & Consumable Fuels		1,398,681
Paper & Forest Products		141,172
Personal Products		183,933
Pharmaceuticals		237,273
Real Estate Management & Development		372,728
Road & Rail		160,690
Semiconductor Equipment & Products		163,554
Software		61,306
Specialty Retail		331,188
Tobacco		44,906
Transportation Infrastructure		244,514
Wireless Telecommunication Services		259,557
		$12,548,720

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Common Stock - 99.3%
	Shares	Value
AUSTRALIA - 3.8%
BHP Billiton plc (a)	1,082,100	34,042,866
WorleyParsons Limited	3,524,600	24,765,916
		58,808,782

AUSTRIA - 2.2%
Andritz AG	686,800	34,570,020

BELGIUM - 2.4%
Solvay S.A.	314,518	36,960,022

CANADA - 2.2%
Methanex Corporation	793,293	34,793,345

FINLAND - 5.5%
Caverion Corporation	1,122,766	9,384,495
Kone OYJ, Class B	686,800	30,855,346
Konecranes OYJ	978,480	34,882,539
YIT OYJ	1,444,566	11,571,127
		86,693,507
FRANCE - 10.2%
Christian Dior S.E.	173,158	36,411,400
Imerys SA	490,379	37,297,771
Ipsos	482,280	15,190,334
Michelin (CGDE)	325,400	36,298,529
Vinci S.A.	498,100	34,010,836
		159,208,870
GERMANY - 17.3%
BASF SE	388,000	36,160,806
Deutsche Telekom AG	1,912,419	33,008,827
Freenet AG	1,032,809	29,167,729
Hannover Rueck SE	310,300	33,664,439
Lanxess AG	572,000	37,638,211
Linde Group (The)	216,500	35,666,237
Muenchener Rueckvers AG	192,430	36,483,500
Symrise AG	464,550	28,351,899
		270,141,648
INDIA - 1.7%
Infosys Limited - SP (a)	1,767,392	26,210,423

IRELAND - 2.5%
Greencore Group plc	12,773,638	38,848,689

ISRAEL - 1.4%
Teva Pharmaceuticals SP (a)	602,460	21,839,175

ITALY - 0.5%
Trevi Finanziaria SpA	7,602,219	7,870,564

JAPAN - 5.9%
Asahi Group Holdings Limited	1,017,200	32,142,736
KDDI Corporation	1,042,100	26,410,575
Showa Denko K.K.	2,342,770	33,584,217
		92,137,528
NORWAY - 6.3%
DNB Bank ASA	2,241,430	33,413,591
SpareBank 1 SR-Bank ASA	3,877,987	27,351,779
Yara International ASA	956,600	37,760,892
		98,526,262
PUERTO RICO - 1.0%
Popular, Inc.	369,250	16,180,535

RUSSIA - 1.1%
Sberbank of Russia (a)	1,455,000	16,841,625

Singapore - 2.2%
United Overseas Bank Limited	2,468,200	34,805,433

SOUTH AFRICA - 2.2%
Sasol Limited	1,178,635	34,296,161

SOUTH KOREA - 4.2%
Kia Motors Corporation	886,500	28,808,681
Samsung Electronics Company Limited	24,475	36,515,938
Samsung Electronics Company Limited (b)	400	298,800
		65,623,419
SWEDEN - 4.9%
Duni AB	1,281,600	17,641,520
Loomis AB, Class B	824,426	24,612,441
Svenska Handelsbanken AB, Class A	2,418,700	33,720,128
		75,974,089
SWITZERLAND - 1.9%
Novartis AG	418,550	30,524,635

THAILAND - 4.6%
Siam Commercial Bank PCL	8,800,600	37,477,597
Thai Oil PCL	17,152,000	34,605,269
		72,082,866
UNITED KINGDOM - 15.3%
Barratt Developments plc	6,138,346	35,019,830
BBA Aviation plc	7,111,045	24,855,634
Bellway plc	1,145,582	34,996,262
International Game Technology plc	1,473,265	37,597,723
Persimmon plc	1,659,775	36,369,474
Standard Chartered plc	4,118,355	33,719,024
Taylor Wimpey plc	19,056,739	36,091,240
		238,649,187

TOTAL COMMON STOCK		1,551,586,785
(Cost $ 1,380,680,541)

SHORT TERM INVESTMENTS - 0.4%
	Par Value	Value
Money Market - 0.4%
State Street Bank Institutional U.S. Government Money Market Fund	$6,735,855	$6,735,855
(Cost $ 6,735,855)

TOTAL INVESTMENTS - 99.7%		1,558,322,640
(Cost $ 1,387,416,396)
OTHER ASSETS & LIABILITIES (NET) - 0.3%		3,772,730
NET ASSETS - 100%		$1,562,095,370

(a) ADR - American Depository Receipts
(b) GDR - Global Depository Receipts
(c)	At December 31, 2016, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 1,390,983,970 was as follows :

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost		$263,598,424
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value		(96,259,754)

Net unrealized appreciation/(depreciation)		$167,338,670

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials		22.6%
Consumer Discretionary		20.1%
Financials		19.4%
Industrials		13.6%
Energy		6.0%
Telecommunication Services		5.7%
Consumer Staples		4.5%
Information Technology		4.0%
Health Care		3.4%
Cash and Other Assets (Net)		0.7%
		100.0%

Pear Tree Polaris Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016:

		Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value		In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2016
		Level 1	Level 2	Level 3	Total
Common Stock *		$1,314,946,411	$137,407,485	$-	$1,452,353,896
Depository Receipts		99,232,889	-	-	99,232,889
Short Term Investments		-	6,735,855	-	6,735,855
Total		$1,414,179,300	$144,143,340	$-	$1,558,322,640

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Foreign Value
		Common Stock

Balances as of 03/31/2016		$200,542

Realized gain (loss)		$(13,348,150)

Change in unrealized appreciation
(depreciation)		$15,529,612

Purchases		$-

Sales		$(2,382,004)

Transfer into Level 3		$-

Transfer out of Level 3		$-

Balances as of 12/31/2016		$0

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Foreign Value Fund transferred $ 65,324,619 out of Level 1 into Level 2.
	*	The reason for transfers from Level 1 to Level 2 was due to inactive pricing of the securities.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries :

Foreign Value
Automobiles		$28,808,681
Banks		37,477,597
Oil, Gas & Consumable Fuels		34,605,269
Semiconductors & Semiconductor Equipment		36,515,938

		$137,407,485

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Common Stock - 94.5%
	Shares	Value
AUSTRALIA - 6.8%
Asaleo Care Limited	5,058,400	$5,411,942
Programmed Maintenance Services Limited	4,077,692	5,674,446
Spotless Group Holdings Limited	15,436,700	11,047,600
WorleyParsons Limited	1,912,500	13,438,351
		35,572,339
AUSTRIA - 0.5%
Semperit AG Holding	100,500	2,731,644

BELGIUM - 0.7%
Kinepolis Group	83,473	3,743,962

BRAZIL - 2.0%
Equatorial Energia S.A.	630,137	10,532,293

CHINA - 3.8%
China Hongxing Sports Limited * (a)	10,258,400	70,911
Shanghai Mechanical & Electrical Industry Co.Limited - B	3,811,738	8,324,836
Shui On Land Limited	29,464,500	6,346,013
Xinhua Winshare Publishing and Media Co., Limited (a)	5,898,500	5,500,033
		20,241,793
DENMARK - 2.2%
DFDS A/S	255,390	11,695,564

EGYPT - 0.4%
Egypt Kuwait Holding Company S.A.E.	4,081,125	2,367,052

FINLAND - 1.1%
PKC Group OYJ	341,200	5,692,950

FRANCE - 1.5%
Bonduelle S.C.A.	108,700	2,869,061
Ipsos	161,067	5,073,114
		7,942,175
GERMANY- 5.0%
Freenet AG	459,400	12,973,991
QSC AG	1,251,100	2,528,467
Sixt SE	196,525	10,567,165
		26,069,623
HONG KONG - 6.1%
AMVIG Holdings Limited	7,728,000	2,730,883
Emperor Watch & Jewellery Limited	98,340,000	3,551,188
Samson Holding Limited	35,101,800	2,535,145
Texwinca Holdings Limited	10,914,200	7,136,500
VST Holdings Limited	8,003,360	2,807,545
VTech Holdings Limited	1,005,400	13,446,308
		32,207,569
INDIA - 3.8%
KRBL Limited	646,753	2,843,540
LIC Housing Finance Limited	1,090,800	8,952,049
NIIT Technologies Limited	536,475	3,411,956
South Indian Bank Limited	16,888,651	4,889,672
		20,097,217
IRELAND - 4.3%
Glanbia plc	573,000	9,542,411
IFG Group plc	1,286,085	2,415,940
UDG Healthcare plc	1,310,785	10,811,295
		22,769,646
ITALY - 2.0%
De'Longhi SpA	436,289	10,396,680

JAPAN - 12.5%
Chugoku Marine Paints Limited	755,000	5,566,731
Daicel Corporation	871,700	9,629,570
IBJ Leasing Company, Limited	588,700	13,167,925
Nihon House Holdings Co., Limited	1,747,900	7,394,242
Prima Meat Packers Limited	3,474,000	12,375,800
Unipres Corporation	601,300	11,982,232
VT Holdings Co., Limited	1,159,000	5,726,765
		65,843,265
NETHERLANDS - 2.3%
Arcadis NV	844,800	11,884,490

NORWAY - 3.6%
ABG Sundal Collier Holding ASA	4,580,388	2,627,013
Borregaard ASA.	741,400	7,273,480
SpareBank Nord-Norge	525,196	3,185,962
SpareBank 1 SMN	398,865	2,998,463
SpareBank 1 SR-Bank ASA	384,826	2,714,211
		18,799,129
PHILIPPINES - 0.6%
Manila Water Company, Inc.	5,344,270	3,117,603

PORTUGAL - 1.3%
Redes Energéticas Nacionais, SGPS, S.A.	2,313,900	6,588,446

SWEDEN - 3.3%
Duni AB	210,701	2,900,348
Loomis AB, Class B	392,756	11,725,351
Nolato AB, Class B	93,100	2,696,366
		17,322,065
TAIWAN - 6.5%
Chong Hong Construction Co., Limited	2,450,755	4,836,266
Holtek Semiconductor, Inc.	3,928,500	6,027,625
Huaku Development Co., Limited	2,410,100	4,524,219
Taiwan Union Technology Corporation	7,625,000	8,812,909
WT Microelectronics Co., Limited	3,992,240	5,326,455
Yageo Corporation	2,680,800	4,874,333
		34,401,807
THAILAND -5.8%
Hana Microelectronics PCL	6,330,180	6,982,369
Ratchaburi Electricity Generating Holding PCL	4,584,500	6,401,055
Thai Union Group PCL	14,654,496	8,593,692
Thanachart Capital PCL	6,805,400	8,361,726
		30,338,842
UNITED KINGDOM - 18.4%
BBA Aviation plc	3,665,200	12,811,179
Carillion plc	3,272,700	9,533,382
Clarkson plc	98,009	2,627,668
Conviviality plc	1,931,100	5,140,441
Crest Nicholson Holdings plc	1,854,900	10,367,249
Galliford Try plc	657,628	10,474,936
Go-Ahead Group plc	19,983	552,519
Halfords Group plc	2,377,284	10,720,457
Keller Group plc	644,600	6,712,396
Lancashire Holdings Limited	1,413,104	12,099,807
The Restaurant Group plc	835,700	3,345,877
Vitec Group plc	214,867	1,719,193
Wetherspoon (J.D.) plc	965,600	10,579,254
		96,684,358

TOTAL COMMON STOCK		497,040,512
(Cost $ 473,538,398)

Preferred Stock - 2.6%
GERMANY - 2.6%
Dräegerwerk AG	164,262	13,779,901
(Cost $ 13,677,217)

Short Term Investments - 2.9%	Par Value	Value
Money Market - 2.9%
State Street Bank Institutional U.S. Government Money Market Fund	$15,063,991	15,063,991
(Cost $ 15,063,991)
TOTAL INVESTMENTS - 100.0%		525,884,404
(Cost $ 502,279,606)
OTHER ASSETS & LIABILITIES (NET) - (0.0)%		30,792
NET ASSETS - 100%		$525,915,196

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.01% of net assets as of December 31, 2016.
(a) Non-income producing security
(b)	At December 31, 2016, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 503,046,450 was as follows :

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost		$51,589,152
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value		(28,722,599)

Net unrealized appreciation/(depreciation)		$22,866,553

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials		23.2%
Consumer Discretionary		19.5%
Financials		12.1%
Information Technology		10.3%
Consumer Staples		8.9%
Utilities		5.1%
Materials		4.8%
Health Care		4.7%
Real Estate		3.0%
Telecommunication Services		2.9%
Energy		2.6%
Cash and Other Assets (Net)		2.9%
		100.0%

Pear Tree Polaris Foreign Value Small Cap Fund FASB 157 Disclosure
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016:

		Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value Small Cap		In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2016
		Level 1	Level 2	Level 3	Total
Common Stock *		$453,731,414	$43,238,187	$70,911	$497,040,512
Preferred Stock		13,779,901	-	-	13,779,901
Short Term Investments		-	15,063,991	-	15,063,991
Total		$467,511,315	$58,302,178	$70,911	$525,884,404

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Foreign Value Small Cap
		Common Stock

Balances as of 03/31/2016		$271,209

Realized gain (loss)		$(10,322,241)

Change in unrealized appreciation
(depreciation)		$12,288,750

Purchases		$-

Sales		$(2,166,807)

Transfer into Level 3		$-

Transfer out of Level 3		$-

Balances as of 12/31/2016		$70,911

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Foreign Value Small Cap Fund transferred $ 12,899,345 out of Level 1 into Level 2.
	*	The reason for transfers from Level 1 to Level 2 was due to inactive pricing of the securities.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries :

Foreign Value Small Cap

Banks		$8,361,726
Diversified Financial Services		2,367,052
Electric Utilities		16,933,348
Electronic Equipment, Instruments & Components		6,982,369
Food Products		8,593,692
		$43,238,187

	*	Common stock labeled as Level 3 balance consists of the market value of the associated Level 3
		investments in the following industries :

Foreign Value Small Cap

Leisure Products		$70,911

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2016 :
						Impact to
		Fair Value	Valuation	Unobservable		Valuation from a
Common Stock		December 31, 2016	Methodologies	Input (1)	Range	Decrease in Input (2)

Foreign Value Small Cap		$70,911	Market	Comparability	100%	Decrease
			Comparable	Adjustment

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry
	and market developments, and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from a
	decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant's disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant's Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant's management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By:    /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: March 1, 2017

By:         /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: March 1, 2017